UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Cameron S. Avery Bell, Boyd & Lloyd LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/08

Date of reporting period:	6/30/08

Item 1. Schedule of Investments.

THE OAKMARK FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.4%

Apparel Retail—1.7%
Limited Brands	3,814,647	$64,276,802

Broadcasting & Cable TV—5.0%
Liberty Media Corp. - Entertainment (a)	3,398,680	82,350,017
Comcast Corporation, Class A	4,000,000	75,040,000
Discovery Holding Company, Class A (a)	1,540,140	33,821,474
		191,211,491
Catalog Retail—1.4%
Liberty Media Holding Corporation - Interactive, Class A (a)	3,699,850	54,609,786

Computer & Electronics Retail—2.5%
Best Buy Co., Inc.	2,419,400	95,808,240

Department Stores—2.2%
Kohl’s Corporation (a)	2,076,900	83,159,076

Home Improvement Retail—1.8%
The Home Depot, Inc.	2,881,500	67,484,730

Household Appliances—2.0%
The Black & Decker Corporation	1,350,000	77,638,500

Housewares & Specialties—2.2%
Fortune Brands, Inc.	1,350,000	84,253,500

Motorcycle Manufacturers—1.7%
Harley-Davidson, Inc.	1,762,000	63,890,120

Movies & Entertainment—7.8%
Time Warner, Inc.	7,147,700	105,785,960
The Walt Disney Company	3,000,000	93,600,000
Viacom, Inc., Class B (a)	2,739,745	83,671,812
Liberty Media Holding Corporation - Capital, Class A (a)	949,670	13,675,248
		296,733,020
Restaurants—5.7%
Yum! Brands, Inc.	3,564,000	125,060,760
McDonald’s Corporation	1,594,000	89,614,680
		214,675,440
Specialized Consumer Services—2.6%
H&R Block, Inc.	4,558,600	97,554,040

Brewers—4.8%
Anheuser-Busch Companies, Inc.	1,850,000	114,922,000
InBev NV (b) (d)	1,000,000	69,140,990
		184,062,990
Distillers & Vintners—2.0%
Diageo Plc (c)	1,021,000	75,421,270

Drug Retail—1.0%
Walgreen Co.	1,200,000	39,012,000

Name	Shares Held	Value
Common Stocks—95.4% (cont.)

Hypermarkets & Super Centers—2.5%
Wal-Mart Stores, Inc.	1,700,000	$95,540,000

Packaged Foods & Meats—5.0%
General Mills, Inc.	1,556,000	94,558,120
H.J. Heinz Company	1,950,000	93,307,500
		187,865,620
Asset Management & Custody Banks—1.8%
Bank of New York Mellon Corporation	1,839,630	69,593,203

Consumer Finance—1.9%
Capital One Financial Corporation	1,900,000	72,219,000

Diversified Banks—1.9%
U.S. Bancorp	2,650,000	73,908,500

Investment Banking & Brokerage—2.5%
Merrill Lynch & Co., Inc.	1,700,000	53,907,000
Morgan Stanley	1,100,000	39,677,000
		93,584,000
Other Diversified Financial Services—4.9%
JPMorgan Chase & Co.	2,200,000	75,482,000
Citigroup, Inc.	4,500,000	75,420,000
Bank of America Corp.	1,400,000	33,418,000
		184,320,000
Thrifts & Mortgage Finance—1.1%
Washington Mutual, Inc.	8,837,300	43,567,889

Health Care Equipment—2.8%
Medtronic, Inc.	2,050,000	106,087,500

Pharmaceuticals—7.3%
Schering-Plough Corporation	5,901,135	116,193,348
GlaxoSmithKline plc (b)	2,000,000	88,440,000
Bristol-Myers Squibb Company	3,600,000	73,908,000
		278,541,348
Air Freight & Logistics—2.0%
FedEx Corp.	950,000	74,850,500

Industrial Conglomerates—1.2%
Tyco International, Ltd. (c)	1,139,500	45,625,580

Communications Equipment—1.5%
Cisco Systems, Inc. (a)	2,500,000	58,150,000

Computer Hardware—4.4%
Dell Inc. (a)	4,100,000	89,708,000

Name	Shares Held/ Par Value	Value
Common Stocks—95.4% (cont.)

Computer Hardware—4.4% (cont.)
Hewlett-Packard Company	1,725,000	$76,262,250
		165,970,250
Data Processing & Outsourced Services—1.7%
Western Union Company	2,575,000	63,654,000

Electronic Manufacturing Services—0.6%
Tyco Electronics, Ltd. (c)	639,500	22,906,890

Office Electronics—1.9%
Xerox Corporation	5,272,400	71,493,744

Semiconductors—5.0%
Intel Corporation	4,700,000	100,956,000
Texas Instruments Incorporated	3,200,000	90,112,000
		191,068,000
Wireless Telecommunication Services—1.0%
Sprint Nextel Corporation	3,903,000	37,078,500

Total Common Stocks (Cost: $3,253,401,577)		3,625,815,529

Short Term Investment—5.1%

Repurchase Agreement—5.1%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, repurchase price $191,219,830, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 6.625%, with a maturity of 9/15/2009, and with an aggregate market value of $53,062,500, and by Federal National Mortgage Association Bonds, with rates of 5.570% - 6.375%, with maturities from 6/15/2009 - 2/13/2023, with an aggregate market value of $141,973,025	$191,207,614	$191,207,614

Total Repurchase Agreement (Cost: $191,207,614)		191,207,614

Total Investments (Cost: $3,444,609,191)—100.5%		$3,817,023,143

Liabilities In Excess of Other Assets—(0.5)%		(17,644,652)

Total Net Assets—100%		$3,799,378,491

(a)	Non income-producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depositary Receipt.
(d)	Market value is determined in accordance with procedures established in good faith by the board of trustees.

THE OAKMARK SELECT FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Shares Held	Value
Common Stocks—93.3%

Apparel Retail—4.3%
Limited Brands	7,580,981	$127,739,530

Broadcasting & Cable TV—11.7%
Discovery Holding Company, Class A (a)	9,909,500	217,612,620
Comcast Corporation, Class A	6,950,000	130,382,000
		347,994,620
Catalog Retail—5.0%
Liberty Media Holding Corporation - Interactive, Class A (a)	10,000,000	147,600,000

Computer & Electronics Retail—3.2%
Best Buy Co., Inc.	2,400,000	95,040,000

Movies & Entertainment—8.1%
Time Warner, Inc.	8,617,000	127,531,600
Viacom, Inc., Class B (a)	3,675,000	112,234,500
		239,766,100
Restaurants—11.5%
Yum! Brands, Inc.	6,465,000	226,856,850
McDonald’s Corporation	2,028,000	114,014,160
		340,871,010
Specialized Consumer Services—8.3%
H&R Block, Inc.	11,519,600	246,519,440

Consumer Finance—3.8%
Capital One Financial Corporation	3,010,600	114,432,906

Investment Banking & Brokerage—3.5%
Morgan Stanley	2,850,000	102,799,500

Other Diversified Financial Services—3.5%
JPMorgan Chase & Co.	2,994,000	102,724,140

Thrifts & Mortgage Finance—4.8%
Washington Mutual, Inc.	29,203,828	143,974,872

Pharmaceuticals—8.2%
Bristol-Myers Squibb Company	6,310,200	129,548,406
Schering-Plough Corporation	5,782,954	113,866,364
		243,414,770
Computer Hardware—3.8%
Dell Inc. (a)	5,113,000	111,872,440

Data Processing & Outsourced Services—5.2%
Western Union Company	6,265,400	154,880,688

Office Electronics—3.9%
Xerox Corporation	8,546,400	115,889,184

Semiconductors—4.5%
Intel Corporation	6,147,000	132,037,560

Name	Par Value	Value
Common Stocks—93.3% (cont.)

Total Common Stocks (Cost: $2,555,865,248)		2,767,556,760

Short Term Investments—6.7%

Government and Agency Securities—2.2%
Federal Home Loan Bank, 0.00%, due 7/7/2008 (b)	$50,000,000	$49,982,334
Federal Home Loan Bank, 0.00%, due 7/25/2008 (b)	16,000,000	15,976,533
		65,958,867
Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/01/2008, repurchase price $132,691,646, collateralized by Federal National Mortgage Association Bond, with a rate of 5.57%, with a maturity of 2/13/2023, and with an aggregate market value of $135,340,644	$132,683,169	$132,683,169

Total Repurchase Agreement (Cost: $132,683,169)		132,683,169

Total Short Term Investments (Cost: $198,642,036)		198,642,036

Total Investments (Cost: $2,754,507,284)—100.0%		$2,966,198,796
Liabilities In Excess of Other Assets—(0.0)%		(1,222,262)

Total Net Assets—100%		$2,964,976,534

(a)	Non income-producing security.
(b)	Zero Coupon Bond.

THE OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Shares Held	Value
Equity and Equivalents—53.4%

Common Stocks—53.4%

Apparel Retail—1.2%
The TJX Companies, Inc.	2,813,000	$88,525,110
Foot Locker, Inc.	7,050,000	87,772,500
		176,297,610
Apparel, Accessories & Luxury Goods—0.1%
Carter’s, Inc. (a)	1,033,500	14,282,970

Automobile Manufacturers—0.3%
Thor Industries, Inc.	2,250,000	47,835,000

Broadcasting & Cable TV—3.3%
The E.W. Scripps Company, Class A	6,208,000	257,880,320
DISH Network Corp. (a)	8,002,500	234,313,200
		492,193,520
Computer & Electronics Retail—0.5%
Best Buy Co., Inc.	2,000,000	79,200,000

Home Furnishings—1.4%
Mohawk Industries, Inc. (a)	3,320,000	212,812,000

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp. (b)	1,800,000	59,328,000

Movies & Entertainment—0.3%
News Corporation, Class B	3,405,200	52,269,820

Publishing—1.3%
The Washington Post Company, Class B	315,200	184,990,880
Primedia, Inc.	234,800	1,094,168
Idearc, Inc.	354,800	833,780
		186,918,828
Distillers & Vintners—2.0%
Diageo Plc (c)	3,977,000	293,780,990

Drug Retail—2.9%
CVS Caremark Corporation	11,000,000	435,270,000

Packaged Foods & Meats—2.9%
Nestle SA (c) (g)	3,783,000	426,200,346

Personal Products—1.3%
Avon Products, Inc.	5,548,500	199,856,970

Tobacco—2.1%
UST, Inc.	5,857,500	319,878,075

Oil & Gas Exploration & Production—14.5%
XTO Energy, Inc.	12,805,572	877,309,738
Apache Corporation	3,734,500	519,095,500

Name	Shares Held	Value
Equity and Equivalents—53.4% (cont.)

Common Stocks—53.4% (cont.)

Oil & Gas Exploration & Production—14.5% (cont.)
Newfield Exploration Co. (a) (h)	7,203,000	$469,995,750
EnCana Corp. (b)	3,250,000	295,522,500
		2,161,923,488
Property & Casualty Insurance—0.7%
SAFECO Corporation	1,500,000	100,740,000

Reinsurance—0.9%
PartnerRe, Ltd. (b)	2,000,000	138,260,000

Health Care Distributors—0.3%
Advanced Medical Optics, Inc. (a)	2,250,000	42,165,000

Health Care Equipment—3.9%
Medtronic, Inc.	6,693,000	346,362,750
Hospira, Inc. (a)	6,000,000	240,660,000
		587,022,750
Health Care Services—0.2%
Express Scripts, Inc. (a)	524,500	32,896,640

Life Sciences Tools & Services—0.5%
Varian, Inc. (a) (h)	1,409,400	71,963,964

Aerospace & Defense—4.5%
General Dynamics Corporation	4,559,000	383,867,800
Alliant Techsystems, Inc. (a)	1,285,200	130,679,136
Rockwell Collins, Inc.	2,300,000	110,308,000
Raytheon Company	1,000,000	56,280,000
		681,134,936
Industrial Conglomerates—1.8%
Walter Industries, Inc.	2,425,700	263,843,389

Industrial Machinery—4.3%
ITT Corporation	4,800,000	303,984,000
Ingersoll-Rand Co., Class A	6,000,000	224,580,000
Pentair, Inc.	1,633,142	57,192,633
Mueller Water Products, Inc., Class B (h)	6,000,000	51,240,000
		636,996,633
Marine—0.1%
Kirby Corporation (a)	353,296	16,958,208

Application Software—0.3%
Mentor Graphics Corporation (a)	3,189,718	50,397,544

Communications Equipment—0.7%
EchoStar Corp. (a) (h)	3,234,728	100,988,208

Name	Shares Held/ Par Value		Value
Equity and Equivalents—53.4% (cont.)

Common Stocks—53.4% (cont.)

Computer Hardware—0.3%
Teradata Corporation (a)	1,757,600		$40,670,864

Electronic Manufacturing Services—0.4%
Tyco Electronics, Ltd. (b)	1,809,100		64,801,962

Total Common Stocks (Cost: $5,884,141,758)			7,986,887,715

Total Equity and Equivalents (Cost: $5,884,141,758)			7,986,887,715

Fixed Income—40.4%

Corporate Bonds—0.3%

Automobile Manufacturers—0.2%
Toyota Motor Credit Corp., 5.50%, due 9/22/2011	15,000,000		15,037,830
Toyota Motor Credit Corp., 4.00%, due 6/25/2010	15,000,000		14,991,330
			30,029,160
Paper Packaging—0.1%
Sealed Air Corporation, 144A, 5.625%, due 7/15/2013 (d)	19,400,000		18,743,329

Total Corporate Bonds (Cost: $49,654,015)			48,772,489

Government and Agency Securities—40.1%

Canadian Government Bonds—0.8%
Canadian Government, 4.25%, due 9/1/2008	CAD	125,000,000	122,879,278

France Government Bonds—0.4%
France Government, 3.00%, due 7/25/2012, Inflation Indexed	EUR	33,280,128	54,510,094

U.S. Government Agencies—8.8%
Federal National Mortgage Association, 3.75%, due 6/10/2011	100,000,000		100,090,100
Federal Home Loan Mortgage Corporation, 2.75%, due 4/11/2011	100,000,000		98,570,300
Federal Farm Credit Bank, 2.371%, due 2/22/2012 (e)	97,000,000		96,689,212
Tennessee Valley Authority, 6.79%, due 5/23/2012	58,730,000		64,716,290
Federal National Mortgage Association, 4.20%, due 6/8/2009	50,000,000		50,611,250
Federal Home Loan Mortgage Corporation, 5.35%, due 11/14/2011	50,000,000		50,341,350
Federal National Mortgage Association, 4.00%, due 7/7/2011	50,000,000		50,330,000
Federal Home Loan Mortgage Corporation, 4.50%, due 6/12/2013	50,000,000		50,297,150
Federal National Mortgage Association, 3.25%, due 2/10/2010	50,000,000		50,172,200
Federal Home Loan Mortgage Corporation, 3.25%, due 2/25/2011	50,000,000		49,731,000
Federal Home Loan Bank, 3.25%, due 3/11/2011	50,000,000		49,691,900
Federal Farm Credit Bank, 2.75%, due 5/4/2010	50,000,000		49,670,300
Federal National Mortgage Association, 3.00%, due 4/1/2011	50,000,000		49,096,600
Federal Farm Credit Bank, 2.25%, due 7/1/2010	50,000,000		49,038,850
Federal National Mortgage Association, 5.00%, due 10/15/2010	48,500,000		48,780,524
Federal National Mortgage Association, 5.30%, due 8/6/2009	48,500,000		48,607,670
Federal Farm Credit Bank, 3.15%, due 5/19/2011	35,000,000		34,630,120

Name	Par Value	Value
Fixed Income—40.4% (cont.)

Government and Agency Securities—40.1% (cont.)
Federal National Mortgage Association, 5.125%, due 11/2/2012	$25,000,000	$25,595,950
Federal Home Loan Bank, 4.75%, due 12/12/2014	25,000,000	25,531,625
Federal Home Loan Bank, 3.50%, due 11/3/2009	25,000,000	25,167,025
Federal Farm Credit Bank, 4.25%, due 4/15/2013	25,000,000	24,902,575
Federal Home Loan Bank, 4.50%, due 6/9/2010	24,250,000	24,829,284
Federal Home Loan Mortgage Corp., 5.05%, due 10/15/2010	24,250,000	24,398,628
Federal Farm Credit Bank, 4.92%, due 1/11/2010	19,400,000	19,977,266
Federal Farm Credit Bank, 2.75%, due 11/20/2009	15,000,000	14,970,960
Federal Home Loan Bank, 4.50%, due 5/12/2010	14,550,000	14,895,257
Federal Farm Credit Bank, 5.15%, due 7/20/2009	10,216,000	10,452,582
Federal Farm Credit Bank, 5.25%, due 7/16/2010	9,700,000	10,077,281
Federal Home Loan Bank, 4.54%, due 7/6/2010	9,700,000	9,941,006
Tennessee Valley Authority, 4.375%, due 6/15/2015	10,000,000	9,904,720
Tennessee Valley Authority, 5.625%, due 1/18/2011	8,721,000	9,165,623
Federal Farm Credit Bank, 5.28%, due 8/16/2013	7,500,000	7,871,715
Federal Farm Credit Bank, 4.85%, due 12/16/2009	6,305,000	6,472,801
Federal Farm Credit Bank, 5.125%, due 6/6/2011	5,435,000	5,667,178
Federal Home Loan Bank, 5.25%, due 9/12/2014	5,000,000	5,244,540
Federal Farm Credit Bank, 5.10%, due 8/9/2011	4,850,000	5,053,365
Federal Farm Credit Bank, 4.75%, due 5/7/2010	4,850,000	4,988,870
Federal Home Loan Bank, 4.75%, due 12/11/2009	4,850,000	4,970,290
Federal Farm Credit Bank, 4.90%, due 9/2/2009	4,850,000	4,960,750
Federal Farm Credit Bank, 4.125%, due 7/17/2009	4,850,000	4,910,678
Federal Farm Credit Bank, 2.313%, due 7/29/2009 (e)	4,850,000	4,843,807
Federal Farm Credit Bank, 4.85%, due 3/9/2011	4,322,000	4,471,645
Federal Farm Credit Bank, 5.05%, due 5/25/2011	3,880,000	4,037,412
Federal Farm Credit Bank, 4.50%, due 8/8/2011	2,910,000	2,960,131
Federal Farm Credit Bank, 4.82%, due 10/12/2012	2,425,000	2,501,577
		1,309,829,357
U.S. Government Bonds—3.8%
U.S. Treasury Bond, 2.375%, due 4/15/2011, Inflation Indexed	541,045,000	573,296,151

U.S. Government Notes—26.3%
United States Treasury Notes, 0.875%, due 4/15/2010, Inflation Indexed	566,354,822	576,133,504
United States Treasury Notes, 2.00%, due 4/15/2012, Inflation Indexed	528,743,702	557,824,606
United States Treasury Notes, 5.125%, due 6/30/2011	485,000,000	515,463,820
United States Treasury Notes, 4.875%, due 2/15/2012	485,000,000	514,251,320
United States Treasury Notes, 4.875%, due 5/15/2009	477,500,000	487,684,120
United States Treasury Notes, 5.125%, due 5/15/2016	250,000,000	272,578,000
United States Treasury Notes, 5.00%, due 8/15/2011	242,500,000	257,485,772
United States Treasury Notes, 4.75%, due 3/31/2011	242,500,000	254,454,522

Name	Par Value	Value
Fixed Income—40.4% (cont.)

U.S. Government Notes—26.3% (cont.)
United States Treasury Notes, 4.875%, due 8/15/2009	$242,500,000	$248,979,358
United States Treasury Notes, 4.00%, due 4/15/2010	242,500,000	248,676,233
		3,933,531,255

Total Government and Agency Securities (Cost: $5,803,626,372)		5,994,046,135

Total Fixed Income (Cost: $5,853,280,387)		6,042,818,624

Short Term Investments—6.1%

U.S. Government Agencies—3.5%
Federal Home Loan Bank, 2.538%, due 8/21/2008	100,000,000	100,042,516
Federal Home Loan Bank, 0.00%, due 7/23/2008 (f)	50,000,000	49,934,306
Federal National Mortgage Association, 0.00%, due 8/27/2008 (f)	50,000,000	49,822,667
Federal Home Loan Bank, 0.00%, due 9/12/2008 (f)	50,000,000	49,762,750
Federal Agricultural Mortgage Corporation, 0.00%, due 9/23/2008 (f)	50,000,000	49,727,000
Federal Home Loan Mortgage Corporation, 0.00%, due 9/30/2008 (f)	50,000,000	49,704,250
Federal National Mortgage Association, 0.00%, due 10/6/2008 (f)	50,000,000	49,673,950
Federal Home Loan Mortgage Corporation, 0.00%, due 10/30/2008 (f)	50,000,000	49,593,300
Federal Farm Credit Bank, 2.75%, due 6/5/2009	45,000,000	44,941,500
Federal Home Loan Bank, 0.00%, due 11/24/2008 (f)	30,000,000	29,698,260

Total U.S. Government Agencies (Cost: $522,971,833)		522,900,499

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, Repurchase price $390,205,023, collateralized by Federal Home Loan Bank Bond, with a rate of 4.885%, with a maturity of 8/20/2008, and with an aggregated market value of $106,069,800, and by Federal Home Loan Mortgage Corp. Bond, with a rate of 5.125%, with a maturity of 10/15/2008, and with an aggregate market value of $142,851,913, and by Federal National Mortgage Association, with a rate of 0.000%, with a maturity of 9/24/2008, and with an aggregate market value of $149,062,500	$390,180,095	$390,180,095

Total Repurchase Agreement (Cost: $390,180,095)		390,180,095

Total Short Term Investments (Cost: $913,151,928)		913,080,594

Total Investments (Cost: $12,650,574,073)—99.9%		$14,942,786,933

Foreign Currencies (Cost: $2,841)—0.0%		$2,825
Other Assets In Excess of Liabilities—0.1%		11,286,982

Total Net Assets—100%		$14,954,076,740

(a)	Non income-producing security.
(b)	Represents a foreign domiciled corporation.
(c)	Represents an American Depositary Receipt.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Floating Rate Note. Rate shown is as of June 30, 2008.
(f)	Zero Coupon Bond.
(g)	Market value is determined in accordance with procedures established in good faith by the board of trustees.
(h)	See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

Key to abbreviations:

CAD: Canadian Dollar
EUR: Euro Dollar

The Oakmark Global Fund

Global Diversification—June 30, 2008 (Unaudited)

% of Fund
Equity Value

United States 44.1%
Europe 37.4%
Switzerland	15.0%
France	6.6%
United Kingdom	5.7%
Italy	4.6%
Ireland	3.2%
Germany	2.3%
Pacific Rim 15.7%
Japan	13.9%
Korea	1.8%
North America 2.8%
Canada	2.8%

THE OAKMARK GLOBAL FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.9%

Apparel, Accessories & Luxury Goods—4.4%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	5,863,200	$58,941,009
Luxottica Group S.p.A. (Italy)	Manufacturer and Retailer of Eyeglass Frames and Sunglasses	2,200,700	51,359,549
			110,300,558
Automobile Manufacturers—4.1%
Daimler AG Registered (Germany)	Automobile Manufacturer	867,000	53,776,338
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,026,000	48,431,284
			102,207,622
Broadcasting & Cable TV—4.4%
Discovery Holding Company, Class A (United States) (a)	Media Management & Network Services	2,913,700	63,984,852
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	2,761,400	45,969,278
			109,954,130
Household Appliances—3.8%
Snap-On Incorporated (United States)	Tool & Equipment Manufacturer	1,789,000	93,045,890

Motorcycle Manufacturers—1.2%
Harley-Davidson, Inc. (United States)	Motorcycle Manufacturer	844,700	30,628,822

Movies & Entertainment—3.0%
Viacom, Inc., Class B (United States) (a)	Publishing Company	1,276,300	38,978,202
Live Nation, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,443,000	36,426,940
			75,405,142
Publishing—1.8%
The Washington Post Company, Class B (United States)	Newspaper & Magazine Publishing; Educational & Career Development Service Provider	75,060	44,052,714

Distillers & Vintners—1.1%
Diageo plc (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	1,516,000	27,775,084

Packaged Foods & Meats—1.1%
Cadbury PLC (United Kingdom)	Beverage & Confectionary Manufacturer	2,068,480	25,946,090

Soft Drinks—0.5%
Dr. Pepper Snapple Group, Inc. (United States) (a)	Soft Drinks & Juice Manufacturer	615,540	12,914,029

Oil & Gas Exploration & Production—6.5%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,527,400	104,642,174

Name	Description	Shares Held	Value
Common Stocks—95.9% (cont)

Oil & Gas Exploration & Production—6.5%(Cont.)
Apache Corporation (United States)	Oil & Natural Gas Exploration & Production	411,400	$57,184,600
			161,826,774
Asset Management & Custody Banks—2.6%
Julius Baer Holding AG (Switzerland)	Asset Management	952,700	63,890,883

Diversified Banks—3.1%
Bank of Ireland (Ireland)	Commercial Bank	8,879,600	76,588,678

Diversified Capital Markets—5.9%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,749,700	79,641,074
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,167,456	66,004,208
			145,645,282
Investment Banking & Brokerage—4.4%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	12,014,000	110,478,205

Health Care Equipment—4.2%
Medtronic, Inc. (United States)	Health Care Equipment	1,075,700	55,667,475
Covidien Limited (United States)	Health Care Equipment & Supplies	1,039,700	49,791,233
			105,458,708
Health Care Services—3.0%
Laboratory Corporation of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,077,000	74,991,510

Life Sciences Tools & Services—2.7%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	4,140,400	67,074,480

Pharmaceuticals—7.2%
Novartis AG (Switzerland)	Pharmaceuticals	1,724,900	94,924,978
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	3,773,800	83,423,330
			178,348,308
Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	27,360,766

Diversified Commercial & Professional Services—0.9%
Meitec Corporation (Japan)	Software Engineering Services	760,000	21,553,184

Human Resource & Employment Services—2.1%
Adecco SA (Switzerland)	Temporary Employment Services	1,074,300	53,104,788

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.9% (cont)

Industrial Machinery—1.6%
ITT Corporation (United States)	Designs & Manufactures Variety of Engineered Products and Military Defense Systems	626,500	$39,676,245

Railroads—3.1%
Union Pacific Corporation (United States)	Rail Transportation Provider	1,024,600	77,357,300

Computer Hardware—1.6%
Teradata Corporation (United States) (a)	Computer Software	1,783,300	41,265,562

Electronic Equipment Manufacturers—3.2%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	3,644,500	78,658,975

Electronic Manufacturing Services—2.0%
Tyco Electronics, Ltd. (United States)	Manufactures Electronic Components	1,366,100	48,933,702

Office Electronics—4.5%
Neopost SA (France)	Mailroom Equipment Supplier	1,053,350	111,054,104

Semiconductors—7.4%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,245,300	71,902,695
Intel Corporation (United States)	Computer Component Manufacturer & Designer	3,238,300	69,558,684
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	73,100	43,672,716
			185,134,095
Systems Software—3.4%
Oracle Corporation (United States) (a)	Software Services	4,004,600	84,096,600

Total Common Stocks (Cost: $2,324,572,095)			2,384,728,230

Short Term Investment—4.7%

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, repurchase price $117,605,017, collateralized by Federal Home Loan Mortgage Corp. Bonds, with rates of 5.000% - 5.125%, with maturities from 10/15/2008 - 6/11/2009, and with an aggregated market value plus accrued interest of $60,835,587, and by Federal National Mortgage Association Bonds, with rates of 5.250% - 6.375%, with maturities from 1/15/2009 - 6/15/2009, and with an aggregate market value plus accrued interest of $59,116,925		$117,597,504	$117,597,504

Total Repurchase Agreement (Cost: $117,597,504)			117,597,504

Total Short Term Investment (Cost: $117,597,504)			117,597,504

Total Investments (Cost: $2,442,169,599)—100.6%			$2,502,325,734

Foreign Currencies (Cost: $1,706,144)—0.1%			$1,729,124
Liabilities In Excess of Other Assets—(0.7)%			(16,870,756)

Total Net Assets—100%			$2,487,184,102

Securities of aggregate value of $1,267,096,450 were valued at a fair value in accordance with procedures established by the board of trustees.

(a)          Non income-producing security.

The Oakmark Global Select Fund

Global Diversification— June 30, 2008 (Unaudited)

% of Fund
Equity Value
United States 49.0%
Europe 38.7%
Switzerland	18.1%
United Kingdom	15.6%
France	5.0%
Pacific Rim 12.3%
Japan	12.3%

THE OAKMARK GLOBAL SELECT FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Description	Shares Held	Value

Common Stocks—97.2%

Broadcasting & Cable TV—13.1%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	749,600	$12,478,660
Comcast Corporation, Class A (United States)	Cable Communication Networks Provider	637,400	11,957,624
British Sky Broadcasting Group plc (United Kingdom)	Television Production & Broadcasting	988,000	9,260,248
			33,696,532
Computer & Electronics Retail—4.4%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	285,000	11,286,000

Home Improvement Retail—3.7%
The Home Depot, Inc. (United States)	Home Improvement Retailer	400,000	9,368,000

Movies & Entertainment—8.5%
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	820,000	12,136,000
Viacom, Inc., Class B (United States) (a)	Publishing Company	319,000	9,742,260
			21,878,260
Asset Management & Custody Banks—5.8%
Schroders PLC (United Kingdom)	International Asset Management	830,400	15,036,667

Consumer Finance—3.7%
Capital One Financial Corporation (United States)	Credit Card Products & Services Provider	250,000	9,502,500

Diversified Capital Markets—5.2%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	291,000	13,245,443

Investment Banking & Brokerage—6.9%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	1,916,000	17,619,131

Thrifts & Mortgage Finance—2.8%
Washington Mutual, Inc. (United States)	Diversified Financial Services	1,450,000	7,148,500

Pharmaceuticals—20.7%
Schering-Plough Corporation (United States)	Pharmaceuticals	750,000	14,767,500
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	663,100	14,658,437
Novartis AG (Switzerland)	Pharmaceuticals	247,100	13,598,447
Bristol-Myers Squibb Company (United States)	Health & Personal Care	500,000	10,265,000
			53,289,384

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.2% (cont.)

Human Resource & Employment Services—7.1%
Adecco SA (Switzerland)	Temporary Employment Services	367,700	$18,176,143

Computer Hardware—5.3%
Dell Inc. (United States) (a)	Technology Products & Services	623,000	13,631,240

Semiconductors—10.0%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	226,000	13,049,072
Intel Corporation (United States)	Computer Component Manufacturer & Designer	582,000	12,501,360
			25,550,432
Total Common Stocks (Cost: $314,188,289)			249,428,232

Short Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, repurchase price $7,803,898, collateralized by a Federal Home Loan Bank Bond, with a rate of 4.885%, with a maturity of 8/20/2008, and with an aggregate market value plus accrued interest of $7,961,100		$7,803,400	$7,803,400

Total Repurchase Agreement (Cost: $7,803,400)			7,803,400

Total Short Term Investment (Cost: $7,803,400)			7,803,400

Total Investments (Cost: $321,991,689)—100.2%			$257,231,632

Foreign Currencies (Cost: $304,158)—0.1%			$304,102
Liabilities In Excess of Other Assets—(0.3)%			(810,637)

Total Net Assets—100%			$256,725,097

Securities of aggregate value of $127,122,248 were valued at a fair value in accordance with procedures established by the board of trustees.

(a)	Non income-producing security.

The Oakmark International Fund

International Diversification— June 30, 2008 (Unaudited)

% of Fund Equity Value

Europe 76.9%
Switzerland	22.4%
United Kingdom	20.9%
Germany	11.8%
France	10.4%
Ireland	5.0%
Spain	2.3%
Netherlands	2.2%
Italy	1.9%
Pacific Rim 21.4%
Japan	19.2%
Korea	2.2%

Latin America 1.4%
Mexico	1.4%
Other 0.3%
Israel	0.3%

THE OAKMARK INTERNATIONAL FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—97.9%

Advertising—3.4%
Publicis Groupe (France)	Advertising & Media Services	5,395,300	$174,076,096

Apparel, Accessories & Luxury Goods—8.0%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer and Retailer of Luxury Goods	2,510,700	139,333,193
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	1,066,200	111,222,416
Luxottica Group S.p.A. (Italy)	Manufacturer and Retailer of Eyeglass Frames and Sunglasses	4,039,700	94,277,807
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	241,100	59,951,215
			404,784,631
Automobile Manufacturers—8.9%
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	3,714,900	178,488,206
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	3,336,600	113,867,022
Daimler AG Registered (Germany)	Automobile Manufacturer	1,787,100	110,846,243
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,080,000	50,980,299
			454,181,770
Broadcasting & Cable TV—7.8%
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	8,876,486	113,036,272
British Sky Broadcasting Group plc (United Kingdom)	Television Production & Broadcasting	11,818,400	110,770,564
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	6,413,500	106,766,121
Grupo Televisa S.A. (Mexico) (b)	Television Production & Broadcasting	2,868,000	67,742,160
			398,315,117
Publishing—1.1%
Johnston Press plc (United Kingdom) (c)	Newspaper Publishing	36,102,260	37,152,725
Trinity Mirror plc (United Kingdom) (c)	Newspaper Publishing	7,327,348	15,801,234
			52,953,959
Specialty Stores—2.6%
Signet Group plc (United Kingdom) (c)	Jewelry Retailer	133,362,624	131,589,754

Distillers & Vintners—1.3%
Diageo plc (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	3,541,300	64,881,203

Asset Management & Custody Banks—2.2%
Schroders PLC (United Kingdom)	International Asset Management	6,298,800	114,057,027

Name	Description	Shares Held	Value
Common Stocks—97.9% (cont.)

Diversified Banks—11.6%
BNP Paribas SA (France)	Commercial Bank	1,407,100	$126,662,683
Lloyds TSB Group plc (United Kingdom)	Commercial Bank	20,494,000	125,736,723
Bank of Ireland (Ireland)	Commercial Bank	12,603,500	108,708,208
HSBC Holdings plc (United Kingdom)	International Banking & Financial Services	6,480,400	99,782,885
Barclays PLC (United Kingdom)	Commercial & Investment Banking, Insurance, Financial, Asset Management and Related Services	13,688,200	77,660,139
Kookmin Bank (Korea)	Commercial Bank	861,850	50,653,008
			589,203,646
Diversified Capital Markets—8.4%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	5,692,000	259,082,696
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	7,956,753	165,804,728
			424,887,424
Investment Banking & Brokerage—6.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	23,583,000	216,864,283
Nomura Holdings, Inc. (Japan)	Financial Services	8,038,000	119,029,609
			335,893,892
Multi-line Insurance—2.3%
Allianz SE (Germany)	Insurance, Banking & Financial Services	668,000	117,503,244

Pharmaceuticals—7.6%
GlaxoSmithKline plc (United Kingdom)	Pharmaceuticals	9,348,000	206,646,164
Novartis AG (Switzerland)	Pharmaceuticals	3,277,200	180,351,404
			386,997,568
Building Products—1.6%
Geberit AG-Registered (Switzerland)	Building Products	564,800	82,923,251

Diversified Commercial & Professional Services—5.3%
Experian Group, Ltd. (Ireland)	Credit and Marketing Services	18,877,600	139,617,969
Meitec Corporation (Japan) (c)	Software Engineering Services	2,483,800	70,439,209
G4S PLC (United Kingdom)	Security Services	14,480,400	58,162,581
			268,219,759
Human Resource & Employment Services—3.6%
Adecco SA (Switzerland)	Temporary Employment Services	3,762,800	186,002,694

Industrial Conglomerates—0.2%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	Electronics Manufacturer	273,600	9,265,556

Name	Description	Shares Held/ Par Value	Value
Common Stocks—97.9% (cont.)

Application Software—3.5%
SAP AG (Germany)	Develops Business Software	3,418,500	$178,915,182

Electronic Equipment Manufacturers—4.0%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	8,572,900	185,028,270
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	16,486,164
			201,514,434
Office Electronics—1.1%
Canon, Inc. (Japan)	Computers & Information	1,092,600	56,242,561

Semiconductor Equipment—2.0%
ASML Holding NV (Netherlands)	Develop, Produce and Market Semiconductor Manufacturing Equipment	4,147,100	101,505,669
Semiconductors—4.0%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	2,452,100	141,582,428
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	100,200	59,863,286
			201,445,714
Specialty Chemicals—0.8%
Givaudan SA (Switzerland)	Manufactures and Markets Fragrances	47,500	42,342,014

Total Common Stocks (Cost: $5,830,565,375)			4,977,702,165

Rights—0.00%

Diversified Banks—0.0%
Barclays PLC (United Kingdom)	Commercial & Investment Banking, Insurance, Financial, Asset Management and Related Services	2,933,185	165,710

Total Rights (Cost: $0)			165,710

Short Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, repurchase price $74,106,057, collateralized by Federal National Mortgage Association Bonds, with rates from 5.570% - 6.250%, with maturities from 2/13/2023 - 5/15/2029, and with an aggregate market value plus accrued interest of $75,584,606		$74,101,323	$74,101,323

Total Repurchase Agreement (Cost: $74,101,323)			74,101,323

Total Short Term Investment (Cost: $74,101,323)			74,101,323

Total Investments (Cost: $5,904,666,698)—99.4%			$5,051,969,198

Foreign Currencies (Cost: $4,425,359)—0.1%			$4,423,546
Other Assets In Excess of Liabilities—0.5%			25,441,849

Total Net Assets—100%			$5,081,834,593

Securities of aggregate value of $4,893,639,551 were valued at a fair value in accordance with procedures established by the board of trustees.

(a)	Non income-producing security.
(b)	Represents an American Depositary Receipt.
(c)	See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

International Diversification— June 30, 2008 (Unaudited)

% of Fund Equity Value
Europe 78.7%
United Kingdom	26.6%
Germany	17.6%
France	14.7%
Italy	5.5%
Switzerland	4.5%
Norway	3.3%
Sweden	2.3%
Greece	2.3%
Netherlands	1.8%
Turkey	0.1%
Pacific Rim 16.1%
Japan	8.1%
New Zealand	2.2%
Malaysia	1.8%
Australia	1.6%
Korea	1.6%
Philippines	0.8%
Other 2.4%
Israel	2.4%
North America 1.8%
Canada	1.8%
Latin America 1.0%
Mexico	1.0%

THE OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—June 30, 2008 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—96.8%

Advertising—1.1%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	190,600	$5,276,060
Aegis Group plc (United Kingdom)	Media Services Provider	1,770,800	3,780,481
			9,056,541
Apparel, Accessories & Luxury Goods—2.7%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	2,119,400	21,305,699

Automotive Retail—1.0%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	125,500	8,292,216

Broadcasting & Cable TV—6.3%
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	1,105,000	23,776,223
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	25,003,000	13,883,112
Ten Network Holdings Limited (Australia)	Operates Commercial Television Stations	9,260,300	12,107,588
			49,766,923
Home Furnishing Retail—1.8%
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	836,770	13,941,712

Home Improvement Retail—3.0%
Carpetright plc (United Kingdom)	Carpet Retailer	1,809,410	23,687,804

Leisure Products—1.1%
Trigano SA (France)	Manufacturer and Retailer of Recreational Vehicles and Garden Equipment	392,055	8,667,411
Movies & Entertainment—0.9%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	171,418	6,874,582
Photographic Products—3.2%
Vitec Group plc (United Kingdom) (b)	Photo Equipment & Supplies	2,812,479	25,279,702

Publishing—1.8%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	106,481	14,588,588

Specialty Stores—3.9%
JJB Sports plc (United Kingdom) (b)	Sportswear & Sports Equipment Retailer	13,835,600	31,013,927

Textiles—1.9%
Chargeurs SA (France) (b)	Wool, Textile Production & Trading	790,182	15,193,906

Brewers—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)	Produces & Markets Beer	102,900	892,458

Name	Description	Shares Held	Value
Common Stocks—96.8% (cont.)

Household Products—1.0%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	1,855,400	$7,547,103

Packaged Foods & Meats—2.3%
Binggrae Co., Ltd. (Korea)	Dairy Products Manufacturer	344,840	11,901,899
Alaska Milk Corporation (Philippines) (b)	Milk Producer	56,360,000	6,277,439
			18,179,338
Soft Drinks—1.4%
Britvic Plc (United Kingdom)	Soft Drink Manufacturer & Marketer	1,920,400	11,028,352

Asset Management & Custody Banks—8.1%
MLP AG (Germany)	Asset Management	2,432,300	43,739,264
Julius Baer Holding AG (Switzerland)	Asset Management	301,000	20,185,951
			63,925,215
Investment Banking & Brokerage—4.2%
Ichiyoshi Securities Co., Ltd. (Japan) (b)	Stock Broker	2,399,500	22,014,247
D. Carnegie & Co. AB (Sweden)	Diversified Financials Services	860,000	11,434,454
			33,448,701
Real Estate Management & Development—2.3%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	8,985,834	15,661,124
Estavis AG (Germany) (a)	Real Estate Investment Company	232,354	2,157,267
			17,818,391
Reinsurance—2.1%
Benfield Group Ltd. (United Kingdom)	Reinsurance Service Provider	3,474,000	16,829,414

Life Sciences Tools & Services—1.7%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufactur	821,000	13,341,149
Air Freight & Logistics—2.2%
Freightways Limited (New Zealand) (b)	Express Package Services	7,624,568	17,148,511

Airport Services—2.5%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	7,925,900	19,896,922

Diversified Commercial & Professional Services—0.8%
Cision AB (Sweden)	Business & Communication Intelligence	3,139,100	6,493,391

Human Resource & Employment Services—5.4%
Michael Page International plc (United Kingdom)	Recruitment Consultancy Services	3,851,700	17,841,082

Name	Description	Shares Held	Value
Common Stocks—96.8% (cont.)

Human Resource & Employment Services—5.4% (cont.)
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	27,400	$17,077,445
Robert Walters plc (United Kingdom)	International Recruitment Company	3,230,100	8,037,753
			42,956,280
Industrial Conglomerates—3.6%
Tomkins plc (United Kingdom)	International Manufacturing	5,869,500	17,572,550
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	150,300	10,849,367
			28,421,917
Industrial Machinery—8.1%
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	691,800	28,294,884
Interpump Group S.p.A. (Italy)	Pump & Piston Manufacturer	2,261,776	21,151,770
Heidelberger Druckmaschinen AG (Germany)	Manufactures of Printing & Binding Equipment	732,300	14,990,860
			64,437,514
Office Services & Supplies—3.4%
Sperian Protection (France)	Manufactures Protection Equipment For People In Hazardous Work Environments	180,600	21,449,042
Societe BIC SA (France)	Manufactures lighters, shavers, and office supplies	104,800	5,471,130
			26,920,172
Communications Equipment—0.9%
Raymarine PLC (United Kingdom)	Leisure Marine Electronics Products	2,797,379	7,188,382

Computer Hardware—1.7%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	191,400	13,310,983

Electronic Equipment Manufacturers—3.2%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,395,300	18,585,396
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	67,700	6,802,379
			25,387,775
Home Entertainment Software—0.4%
Square Enix Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	94,100	2,784,690

IT Consulting & Other Services—3.2%
Ementor ASA (Norway) (a)	Management & IT Consulting Services	3,761,000	25,114,528

Office Electronics—5.9%
Neopost SA (France)	Mailroom Equipment Supplier	363,800	38,355,231

Name	Description	Shares Held/ Par Value	Value
Common Stocks—96.8% (cont.)

Office Electronics—5.9% (cont.)
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	285,039	$8,706,331
			47,061,562
Systems Software—0.7%
Monitise PLC (United Kingdom) (a) (b)	Mobile Banking Service Solutions	24,657,285	5,689,221

Construction Materials—2.2%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	432,900	17,191,099

Specialty Chemicals—0.7%
Altana AG (Germany)	Develops & Manufactures Specialty Chemical Products	351,300	6,052,226

Total Common Stocks (Cost: $898,231,556)			766,734,305

Short Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 2.30% dated 6/30/2008 due 7/1/2008, repurchase price $24,936,826, collateralized by a Federal Home Loan Bank Bond, with a rate of 4.885%, with a maturity of 8/20/2008, and with an aggregate market value plus accrued interest of $25,438,800		$24,935,233	$24,935,233

Total Repurchase Agreement (Cost: $24,935,232)			24,935,233

Total Short Term Investment (Cost: $24,935,232)			24,935,233

Total Investments (Cost: $923,166,788)—100.0%			$791,669,538

Foreign Currencies (Cost: $107,889)—0.0%			$107,699
Other Assets In Excess of Liabilities—0.0%			49,019

Total Net Assets—100%			$791,826,256

Securities of aggregate value of $702,893,202 were valued at a fair value in accordance with procedures established by the board of trustees.

(a)	Non income-producing security.
(b)	See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): The Oakmark Fund (“Oakmark”), The Oakmark Select Fund (“Select”), The Oakmark Equity and Income Fund (“Equity and Income”), The Oakmark Global Fund (“Global”), The Oakmark Global Select Fund (“Global Select”), The Oakmark International Fund (“International”), and The Oakmark International Small Cap Fund (“Int’l Small Cap”).

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the board of trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent third party to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.  At June 30, 2008 Equity and Income held a security for which market quotations were not readily available and was valued at a fair value determined in accordance with procedures established in good faith by the board of trustees. Oakmark, Global, Global Select, International and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets on June 30, 2008.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  At June 30, 2008, Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts as follows:

The Oakmark Global Fund

				Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	6/30/08	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	5,600,000	7/8/08	$11,147,291	$(120,891)
British Pound Sterling	11,150,000	7/22/08	22,170,478	(366,653)
British Pound Sterling	2,470,000	4/6/09	4,816,533	(52,150)
British Pound Sterling	25,360,000	4/21/09	49,400,698	(351,922)
Euro	57,700,000	2/27/09	89,737,611	(3,914,631)
Euro	61,200,000	3/31/09	95,027,141	(317,693)
Euro	26,300,000	4/20/09	40,798,493	421,497
Euro	11,300,000	5/26/09	17,499,821	(48,101)
Swiss Franc	39,400,000	8/29/08	38,591,398	(1,600,608)
Swiss Franc	25,500,000	12/9/08	24,997,166	(468,029)
Swiss Franc	27,740,000	3/19/09	27,211,196	784,122
Swiss Franc	8,200,000	4/20/09	8,045,078	160,255
Swiss Franc	105,300,000	5/11/09	103,321,574	(3,707,543)
Swiss Franc	64,000,000	5/26/09	62,802,312	(701,961)
			$595,566,790	$(10,284,308)

The Oakmark Global Select Fund

				Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	6/30/08	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	3,710,000	4/21/09	$7,226,995	$(51,484)
British Pound Sterling	1,870,000	5/20/09	3,635,377	(91,353)
British Pound Sterling	5,230,000	6/5/09	10,156,100	(141,069)
Euro	2,840,000	7/18/08	4,467,250	(278,250)
Euro	2,442,000	2/27/09	3,797,907	(165,676)
Euro	948,000	4/20/09	1,470,607	15,193
Euro	100,000	5/26/09	154,866	(426)
Swiss Franc	5,120,000	8/29/08	5,014,923	(207,998)
Swiss Franc	4,170,000	12/9/09	4,087,772	(76,536)
Swiss Franc	4,740,000	3/19/09	4,649,642	133,985
Swiss Franc	1,320,000	4/20/09	1,295,061	25,797
Swiss Franc	12,980,000	5/11/09	12,736,126	(457,017)
Swiss Franc	6,890,000	5/26/09	6,761,061	(75,571)
			$65,453,687	$(1,370,405)

The Oakmark International Fund

				Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	6/30/08	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	95,500,000	7/22/08	$189,890,640	$(3,140,390)
British Pound Sterling	89,000,000	4/6/09	173,551,207	(1,879,107)
British Pound Sterling	244,300,000	4/21/09	475,890,796	(3,390,166)
Euro	197,000,000	2/27/09	306,383,178	(13,365,378)
Euro	303,500,000	3/31/09	471,253,879	(1,575,489)
Euro	98,000,000	4/20/09	152,024,801	1,570,599
Euro	129,000,000	5/26/09	199,776,715	(549,115)
Swiss Franc	112,000,000	8/29/08	109,701,436	(4,549,953)
Swiss Franc	95,600,000	12/9/08	93,714,864	(1,754,650)
Swiss Franc	110,500,000	3/19/09	108,393,552	3,123,483
Swiss Franc	20,500,000	4/20/09	20,112,696	400,638
Swiss Franc	334,000,000	5/11/09	327,724,649	(11,759,916)
Swiss Franc	207,800,000	5/26/09	203,911,256	(2,279,181)
			$2,832,329,669	$(39,148,625)

The Oakmark Int’l Small Cap Fund

				Unrealized
	Contract	Settlement	Valuation at	Appreciation/
	Amount	Date	6/30/08	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	19,750,000	7/22/08	39,270,577	(649,452)
British Pound Sterling	7,650,000	4/6/09	14,917,604	(161,519)
British Pound Sterling	37,100,000	4/21/09	72,269,949	(514,839)
Euro	19,200,000	2/27/09	29,860,696	(1,302,616)
Euro	50,300,000	3/31/09	78,102,373	(261,111)
Euro	24,800,000	4/20/09	38,471,582	397,458
Euro	43,800,000	5/26/09	67,831,164	(186,444)
Swiss Franc	4,380,000	10/27/08	4,291,940	22,439
Swiss Franc	12,580,000	5/11/09	12,343,641	(442,933)
Swiss Franc	6,550,000	5/26/09	6,427,424	(71,841)
			$363,786,950	$(3,170,858)

Short sales —

Each Fund may sell “short” a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2008, none of the funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund, through State Street, receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty is required to return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2008, none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2008, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets

$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	96.6151	100.68	$2,898,453	0.02%
4,400,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	96.6151	96.41	4,251,064	0.03%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	96.6151	96.79	289,845	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	96.6151	103.31	11,303,967	0.08%
					18,743,329	0.13%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s holdings represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended June 30, 2008, is set forth below:

Schedule of Transactions with Affiliated Issuers

The Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

EchoStar Corp.+	3,234,728	62,930,836	0	0	100,988,208
Mueller Water Products, Inc., Class B	6,000,000	0	6,161,019	336,318	51,240,000
Newfield Exploration Co.+	7,203,000	93,665,851	9,856,938	0	469,995,750
Varian, Inc.*+	1,409,400	0	15,773,425	0	71,963,964
TOTALS		156,596,687	31,791,382	336,318	694,187,922

Schedule of Transactions with Affiliated Issuers

The Oakmark International Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

Giordano International Limited**	0	0	49,882,149	0	0
Johnston Press plc	36,102,260	61,720,563	38,316,751	3,298,253	37,152,725
Lotte Chilsung Beverage Co., Ltd.**	0	0	99,499,295	146,165	0
Meitec Corporation	2,483,800	0	0	906,214	70,439,209
Signet Group plc	133,362,624	37,642,283	35,069,342	8,424,517	131,589,754
Trinity Mirror plc*	7,327,348	0	46,444,988	6,996,272	15,801,234
TOTALS		99,362,846	219,330,376	20,623,196	254,982,922

Schedule of Transactions with Affiliated Issuers

The Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	2008

Alaska Milk Corporation	56,360.000	0	0	299,634	6,277,439
Binggrae Co., Ltd.*	344,840	0	9,650,979	63,811	11,901,899
Chargeurs SA	790,182	0	0	794,079	15,193,906
Freightways Limited	7,624,568	0	0	681,087	17,148,511
Ichiyoshi Securities Co., Ltd.	2,399,500	0	0	386,549	22,014,247
Kongsberg Automotive ASA**	0	0	21,782,126	0	0
JJB Sports plc	13,835,600	22,298,355	3,556,439	699,719	31,013,927
LSL Property Services PLC	8,985,834	10,276,959	3,768,241	628,960	15,661,124
Monitise PLC+	24,657,285	0	0	0	5,689,221
Morse PLC**	0	0	12,957,699	1,086,458	0
Orbotech, Ltd. +*	1,395,300	0	5,789,295	0	18,585,396
Pasona Group, Inc.	27,400	9,127,166	5,991,108	641,687	17,077,445
Vitec Group plc	2,812,479	0	1,118,824	0	25,279,702
TOTALS		41,702,480	64,614,711	5,281,984	245,842,817

* Due to transactions during the nine months ended June 30, 2008, the company is no longer an affiliated security.

** Position in issuer liquidated during the nine months ended June 30, 2008.

+Non-income producing security.

3. FEDERAL INCOME TAXES

At June 30, 2008, cost of investments for federal income tax purposes and related composition of unrealized gains and losses were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$3,494,930,518	$687,373,264	$365,280,639	$322,092,625
Select	2,764,746,732	666,515,657	465,063,593	201,452,064
Equity and Income	12,653,121,467	2,663,486,672	373,821,206	2,289,665,466
Global	2,442,396,714	348,023,635	288,094,615	59,929,020
Global Select	327,342,369	5,330,520	75,441,257	(70,110,737)
International	5,917,531,832	207,176,741	1,072,739,375	(865,562,634)
Int’l Small Cap	930,978,609	60,537,371	199,846,442	(139,309,071)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 28, 2008

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	August 28, 2008